Property and Equipment, Net - Summary of Property Plant and Equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 2,518,969	$ 1,920,201
Less: Accumulated depreciation	(1,549,762)	(1,343,825)
Property and Equipment, net	969,207	576,376
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property and Equipment	345,721	344,630
EV Chargers
Property, Plant and Equipment [Line Items]
Property and Equipment	737,191	376,225
Office and Electronic Equipment
Property, Plant and Equipment [Line Items]
Property and Equipment	540,133	498,067
Software
Property, Plant and Equipment [Line Items]
Property and Equipment	18,347	18,621
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and Equipment	633,569	603,977
Vehicle
Property, Plant and Equipment [Line Items]
Property and Equipment	78,681	$ 78,681
Constructions in Progress
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 165,327